Statements of Consolidated Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Net Sales	$ 2,375,445	$ 2,212,849	$ 1,893,208
Cost of Sales	1,720,973	1,599,739	1,377,486
Gross profit	654,472	613,110	515,722
Selling, Distribution and Administrative, including depreciation	486,077	462,347	405,672
Operating Income	168,395	150,763	110,050
Interest Expense	457	2,081	5,738
Interest Income	(466)	(413)	(280)
Other Expense (Income), net	1,578	(3,793)	(425)
Income Before Income Taxes	166,826	152,888	105,017
Income Tax Expense	58,047	56,129	39,114
Net Income	$ 108,779	$ 96,759	$ 65,903
Net Income Per Share - Basic	$ 2.58	$ 2.28	$ 1.56
Net Income Per Share - Diluted	$ 2.54	$ 2.24	$ 1.54